17010580

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

NOV 02 2017

Washington, DC 20549

CERT NAS

File No. 001-38271

Electronic Mail Only

November 2nd, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 31st, 2017 The Nasdaq Stock Market (the "Exchange") received from Sentinel Energy Services, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Class A Ordinary Share and one-third of one Warrant

Class A Ordinary Shares, par value $0.0001 per share

Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery